Premises, Equipment And Leases (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Premises, Equipment And Leases [Abstract]
Aggregate minimum income under sublease agreements	$ 2.3
Maximum duration of noncancelable operating leases, time period	30 years
Gain/(loss) on sale of properties, before applicable income taxes	$ 3.4